Equity (Tables)	6 Months Ended
Apr. 30, 2026
Equity [Abstract]
Summary of Classes of Share Capital
The following table summarizes the changes

to the shares and other equity instruments

issued and outstanding,

and treasury instruments held as at and

for the
three and six months ended April 30, 2026 and

April 30, 2025.
Shares and Other Equity Instruments

Issued and Outstanding and Treasury Instruments

Held
(thousands of shares or other equity instruments
and millions of Canadian dollars) For the three months ended For the six months ended

April 30, 2026 April 30, 2025 April 30, 2026 April 30, 2025
Number Number Number Number
of shares Amount of shares Amount of shares Amount of shares Amount
Common Shares
Balance as at beginning of period 1,671,278 $ 24,551 1,752,200 $ 25,528 1,689,496 $ 24,727 1,750,272 $ 25,373
Proceeds from shares issued on exercise
of stock options 488 42 592 44 1,696 150 945 69
Shares issued as a result of dividend
reinvestment plan – – – – – – 1,575 130
Purchase of shares for cancellation and other (19,346) (284) (30,001) (436) (38,772) (568) (30,001) (436)
Balance as at end of period – common shares 1,652,420 $ 24,309 1,722,791 $ 25,136 1,652,420 $ 24,309 1,722,791 $ 25,136
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Balance as at beginning of period 49,650 $ 2,850 71,650 $ 3,400 49,650 $ 2,850 91,650 $ 3,900
Redemption of shares – – – – – – (20,000) (500)
Balance as at end of period 49,650 $ 2,850 71,650 $ 3,400 49,650 $ 2,850 71,650 $ 3,400
Other Equity Instruments
1
Balance as at beginning of period 7,251 $ 8,775 6,501 $ 7,738 7,251 $ 8,775 5,751 $ 6,988
Issue of limited recourse capital notes – – – – – – 750 750
Balance as at end of period 7,251 8,775 6,501 7,738 7,251 8,775 6,501 7,738
Balance as at end of period – preferred

shares
and other equity instruments 56,901 $ 11,625 78,151 $ 11,138 56,901 $ 11,625 78,151 $ 11,138
Treasury – common shares 2
Balance as at beginning of period 41 $ (5) 458 $ (38) – $ – 213 $ (17)
Purchase of shares

21,888 (2,899) 34,066 (2,880) 48,916 (6,213) 78,941 (6,384)
Sale of shares (21,560) 2,844 (34,211) 2,892 (48,547) 6,153 (78,841) 6,375
Balance as at end of period – treasury
– common shares 369 $ (60) 313 $ (26) 369 $ (60) 313 $ (26)
Treasury – preferred shares and
other equity instruments 2
Balance as at beginning of period 11 $ (11) 549 $ (51) 29 $ (4) 163 $ (18)
Purchase of shares and other equity instruments

347 (353) 989 (267) 569 (515) 3,442 (1,387)
Sale of shares and other equity instruments (333) 350 (1,397) 290 (573) 505 (3,464) 1,377
Balance as at end of period – treasury
– preferred shares and other equity

instruments
25 $ (14) 141 $ (28) 25 $ (14) 141 $ (28)
For Other Equity Instruments, the number of shares represents the number of notes issued.
2

When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.